CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 439,492,788	$ 67,355,217	¥ 297,273,822
Term deposits	172,257,360	26,399,595	83,016,780
Accounts receivable, net (net of allowance of nil as of December 31, 2019 and 2020, respectively)	5,588,023	856,402	1,217,559
Inventories	6,853,202	1,050,299
Prepayments and other current assets	58,629,416	8,985,351	52,485,930
Total current assets	682,820,789	104,646,864	433,994,091
Non-current assets
Investment securities	50,000	7,663	23,579,048
Property and equipment, net	11,445,548	1,754,107	7,942,086
Intangible assets, net	52,084,512	7,982,301
Goodwill	196,002,568	30,038,708
Other non-current assets	2,426,128	371,820	1,360,429
Total non-current assets	262,008,756	40,154,599	32,881,563
Total assets	944,829,545	144,801,463	466,875,654
Current liabilities
Accounts payable (including accounts payable of VIE without recourse to the Company of nil and RMB6,817,776 as of December 31, 2019 and 2020, respectively)	20,372,680	3,122,250	18,633,876
Deferred revenue (including deferred revenue of VIE without recourse to the Company of RMB865,167 and RMB34,541,710 as of December 31, 2019 and 2020, respectively)	35,226,237	5,398,657	32,555,402
Income tax payable (including income tax payable of VIE without recourse to the Company of RMB112,473 and RMB291,441 as of December 31, 2019 and 2020, respectively)	2,122,765	325,328	940,080
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB29,575,764 and RMB49,315,134 as of December 31, 2019 and 2020, respectively)	118,958,796	18,231,232	71,768,573
Total current liabilities	176,680,478	27,077,467	123,897,931
Non-current liabilities
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of nil and RMB10,954,883 as of December 31, 2019 and 2020, respectively)	10,954,883	1,678,909
Total non-current liabilities	10,954,883	1,678,909
Total liabilities	187,635,361	28,756,376	123,897,931
Commitments and contingencies (Note 20)
MEZZANINE EQUITY
Total mezzanine equity			1,730,477,756
SHAREHOLDERS' EQUITY/(DEFICIT):
Ordinary Shares			3,446
Additional paid-in capital	2,188,870,625	335,459,100
Accumulated other comprehensive loss	(107,514,737)	(16,477,354)	(41,101,943)
Accumulated deficit	(1,324,173,722)	(202,938,501)	(1,346,401,536)
Total shareholders' equity/(deficit)	757,194,184	116,045,087	(1,387,500,033)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	944,829,545	144,801,463	466,875,654
Series A Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			29,751,569
Series A-1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			17,959,327
Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			483,612,008
Series C Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			327,278,389
Series C-1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			258,898,069
Series D Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			¥ 612,978,394
Class A
SHAREHOLDERS' EQUITY/(DEFICIT):
Ordinary Shares	8,572	1,314
Class B
SHAREHOLDERS' EQUITY/(DEFICIT):
Ordinary Shares	¥ 3,446	$ 528